Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Accounting Estimate [Table Text Block]
The following table presents the effect of aggregate net EAC adjustments:

	Year Ended December 31
$ in millions, except per share data	2015	2014	2013
Operating Income	$580	$664	$753
Net Earnings(1)	377	432	489
Diluted earnings per share(1)	1.97	2.04	2.09

(1)	Based on statutory tax rates

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Sales by Customer Category - The following table presents sales by customer category:

	Year Ended December 31
	2015		2014		2013
$ in millions	$	%(1)	$	%(1)	$	%(1)
U.S. Government(2)	$19,458	83%	$20,085	84%	$21,278	86%
International(3)	3,339	14%	3,045	13%	2,493	10%
Other Customers(4)	729	3%	849	3%	890	4%
Total Sales	$23,526		$23,979		$24,661

(1)	Percentage of total sales.

(2)
Sales to the U.S. Government include sales from contracts for which Northrop Grumman is the prime contractor, as well as those for which the company is a subcontractor and the ultimate customer is the U.S. Government. Each of the company's segments derives substantial revenue from the U.S. Government.

(3)	International sales include foreign military sales contracted through the U.S. Government, direct commercial sales with governments outside the U.S. and commercial sales outside the U.S.

(4)	Sales to Other Customers include sales to U.S. state and local governments and U.S. commercial customers.

Property, Plant and Equipment
Major classes of property, plant and equipment and their useful lives are as follows:

		December 31
Useful life in years, $ in millions	Useful Life	2015	2014
Land and land improvements	Up to 40(1)	$381	$373
Buildings and improvements	Up to 45	1,618	1,589
Machinery and other equipment	Up to 20	4,610	4,401
Capitalized software costs	3-5	406	428
Leasehold improvements	Length of Lease(2)	898	811
Property, plant and equipment, at cost		7,913	7,602
Accumulated depreciation		(4,849)	(4,611)
Property, plant and equipment, net		$3,064	$2,991

(1)	Land is not a depreciable asset.

(2)	Leasehold improvements are depreciated over the shorter of the useful life of the asset or the length of the lease.

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are as follows:

	December 31
$ in millions	2015	2014
Unamortized benefit plan costs, net of tax benefit of $3,350 in 2015 and $3,395 in 2014	$(5,241)	$(5,316)
Cumulative translation adjustment	(82)	(41)
Net unrealized gain on marketable securities and cash flow hedges, net of tax	3	1
Total accumulated other comprehensive loss	$(5,320)	$(5,356)